Contingent liabilities and legal proceedings (Tables)	12 Months Ended
Mar. 31, 2021
Contingent liabilities and legal proceedings
Schedule of contingent liabilities

	2021	2020
	€m	€m
Performance bonds[1]	381	414
Other guarantees[2]	2,347	2,908

Notes:

1

Performance bonds require the Group to make payments to third parties in the event that the Group does not perform what is expected of it under the terms of any related contracts or commercial arrangements.

2

Other guarantees principally comprise Vodafone Group Plc’s guarantee of the Group’s 50% share of a US$3.5 billion loan facility (2020: AUD1.7 billion and US$3.5 billion loan facilities), which forms part of the Group’s overall joint venture investment in TPG Telecom Ltd (2020: Vodafone Hutchison Australia Pty Limited). The Group’s share of these loan balances is included in the net investment in joint venture (see note 12 “Investments in associates and joint arrangements”). Other guarantees also includes INR42.5 billion (2020:  nil) in relation to the secondary pledge over shares owned by Vodafone Group in Indus Towers (see “Indus Tower merger” paragraph on page 195).